Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2020 USD ($)
Contractors [Abstract]
Contract liabilities, excess of revenue recognized	$ 0
Contract with customer, liability, revenue recognized	$ 5,640,707